Consolidated cash flow statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Consolidated cash flows statements [Abstract]
Profit for the year	$ 16,874		$ 74,608		$ 55,269
Non-monetary adjustments
Depreciation, amortization and impairment charges	408,604		310,755		362,697
Financial (income)/expenses	315,151		405,634		396,411
Fair value (gains)/losses on derivative financial instruments	15,308		(613)		399
Shares of (profits)/losses from associates	(510)		(7,457)		(5,231)
Income tax	24,877		30,950		42,659
Other non-monetary items	(21,633)		(37,432)		(99,280)
II. Profit for the period adjusted by financial expense and non-monetary adjustments	758,671		776,445		752,924
Variations in working capital
Inventories	(4,590)		(1,343)		(1,991)
Trade and other receivables	(790)		(71,505)		5,564
Trade payables and other current liabilities	(9,771)		(36,533)		(4,898)
Financial investments and other current assets/liabilities	(18,061)		(3,970)		(17,019)
III. Variations in working capital	(33,212)		(113,351)		(18,344)
Income tax received/(paid)	(16,425)		(23)		(12,525)
Interest received	5,148		10,135		6,726
Interest paid	(275,961)		(309,625)		(327,738)
A. Net cash provided by operating activities	438,221		363,581		401,043
Acquisitions of subsidiaries and entities under equity method	2,453		(173,366)		(70,672)
Investments in contracted concessional assets	(1,361)	[1]	22,009	[1]	68,048
Distributions from entities under the equity method	22,246		30,443		4,432
Other non-current assets/liabilities	(29,198)		2,703		(16,668)
Net cash (used in)/provided by investing activities	(5,860)		(118,211)		(14,860)
Proceeds from Project debt	603,949		5,860		16,266
Proceeds from Corporate debt	678,651		352,966		107,501
Repayment of Project debt	(621,691)		(282,255)		(331,964)
Repayment of Corporate debt	(502,042)		(320,815)		(54,000)
Dividends paid to Company's shareholders	(168,659)		(159,002)		(133,289)
Dividends paid to Non-controlling interest	(22,944)		(29,239)		(9,745)
Purchase of Liberty's equity interests in Solana	(266,850)		0		0
Non-controlling interests capital contribution	0		92,303		0
Capital increase	162,246		30,000		0
Net cash used in financing activities	(137,340)		(310,182)		(405,231)
Net increase/(decrease) in cash and cash equivalents	295,021		(64,812)		(19,048)
Cash and cash equivalents at beginning of the year	562,795		631,542		669,387
Translation differences cash and cash equivalents	10,685		(3,935)		(18,797)
Cash and cash equivalents at end of the year	$ 868,501		$ 562,795		$ 631,542

[1]	Includes proceeds for $7.4 million, $22.2 million and $72.6 million in 2020, 2019 and 2018 respectively (Note 6).